INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,880	$ 2,352
Marketable securities	1,014	622
Receivables, prepayments and other assets	1,404	1,487
Inventories	1,509	1,339
Total current assets	5,807	5,800
Noncurrent assets:
Property, plant and equipment, net	10,594	10,596
Goodwill and intangible assets, net	381	363
Marketable securities	466	372
Other noncurrent financial assets	102	137
Deferred tax assets	251	292
Receivables, prepayments and other assets	243	281
Total noncurrent assets	12,037	12,041
Total assets	17,844	17,841
Current liabilities:
Trade payables and other current liabilities	2,321	2,849
Provisions	34	102
Current portion of deferred income from government grants	142	110
Current portion of lease obligations	52	75
Current portion of long-term debt	199	223
Total current liabilities	2,748	3,359
Noncurrent liabilities
Noncurrent portion of long-term debt	2,181	2,288
Noncurrent portion of deferred income from government grants	285	294
Provisions	199	196
Noncurrent portion of lease obligations	287	270
Other noncurrent liabilities	1,313	1,474
Total noncurrent liabilities	4,265	4,522
Total liabilities	7,013	7,881
Equity:
Ordinary shares, $0.02 par value, 553,199 thousand and 547,755 thousand shares issued and outstanding as of September 30, 2023 and December 31, 2022	11	11
Additional paid-in capital	24,000	23,831
Accumulated deficit	(13,278)	(14,021)
Accumulated other comprehensive income	54	92
Equity attributable to the shareholders of GLOBALFOUNDRIES INC.	10,787	9,913
Non-controlling interest	44	47
Total equity	10,831	9,960
Total liabilities and equity	$ 17,844	$ 17,841